As Filed with the Securities and Exchange Commission on May 19, 2011.

Registration Nos.: 33-57166

811-7434

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20546

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. [ ]
Post-Effective Amendment No. [27]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. [29]

THE STRATTON FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

610 W. Germantown Pike, Suite 300, Plymouth Meeting, PA 19462-1050

(Address of Principal Executive Offices including Zip Code)

(610) 941-0255

(Registrant’s Telephone Number, including Area Code)

Patricia L. Sloan, Secretary/Treasurer

The Stratton Funds, Inc.

610 W. Germantown Pike, Suite 300, Plymouth Meeting, PA 19462-1050

(Name and Address of Agent for Service)

With copies to:

Joshua B. Deringer, Esq.

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(215) 988-2700

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Shares of Common Stock

Explanatory Note –

This filing is being made to include the calculation exhibit that was inadvertently missing from the original filing made on May 17, 2011.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Plymouth Meeting and the Commonwealth of Pennsylvania on the 19th day of May, 2011.

THE STRATTON FUNDS, INC. Registrant

/s/ Gerald M. Van Horn
Gerald M. Van Horn, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 27 to the Registration Statement of The Stratton Funds, Inc. has been signed below by the following persons in the capacities and on the date indicated.

Signature	Capacity	Date

/s/ John A. Affleck John A. Affleck	Chairman, Chief Executive Officer and Director	May 19, 2011

*Bernard A. Francis, Jr. Bernard A. Francis, Jr.	Director	May 19, 2011

*Brian G. Peirce Brian G. Peirce	Director	May 19, 2011

*Lois Rothenberger Lois Rothenberger	Director	May 19, 2011

*Frank Thomas Frank Thomas	Director	May 19, 2011

*H. Drake Williams, Jr. H. Drake Williams, Jr.	Director	May 19, 2011

/*Joel H. Wilson Joel H. Wilson	Director	May 19, 2011

*Harold L. Zuber, Jr. Harold L. Zuber, Jr.	Director	May 19, 2011

/s/ Patricia L. Sloan Patricia L. Sloan	Secretary and Treasurer	May 19, 2011

/s/ Gerald M. Van Horn Gerald M. Van Horn	President	May 19, 2011

/s/ James A. Beers James A. Beers	Chief Financial Officer	May 19, 2011

*By:	/s/ James A. Beers
Attorney-in-Fact (pursuant to Power of Attorney)

SCHEDULE OF EXHIBITS TO FORM N-1A

Stratton Funds, Inc.

Exhibit Number	Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase